Consolidated Statements of Income - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTEREST INCOME
Finance Charges		$ 152,721,480	$ 147,813,018	$ 140,071,693
Net Investment Income		5,507,531	4,777,467	4,497,090
Total Interest Income		158,229,011	152,590,485	144,568,783
INTEREST EXPENSE
Senior Debt		12,407,735	11,868,927	10,755,834
Subordinated Debt		1,024,328	1,086,012	1,195,676
Total interest expense		13,432,063	12,954,939	11,951,510
NET INTEREST INCOME		144,796,948	139,635,546	132,617,273
Provision for loan losses	[1]	67,562,543	36,887,285	32,622,546
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES		77,234,405	102,748,261	99,994,727
NET INSURANCE INCOME
Premiums		47,621,294	52,446,561	47,964,294
Insurance Claims and Expenses		(11,488,547)	(12,559,411)	(10,836,029)
Total Insurance Income		36,132,747	39,887,150	37,128,265
OTHER REVENUE		5,265,500	3,325,389	7,166,666
OTHER OPERATING EXPENSES:
Personnel Expense		69,814,320	71,834,872	67,419,267
Occupancy Expense		14,520,134	13,707,326	13,188,162
Other Expense		27,968,671	29,288,935	26,150,789
Total Operating Expenses		112,303,125	114,831,133	106,758,218
INCOME BEFORE INCOME TAXES		6,329,527	31,129,667	37,531,440
Provision for Income Taxes	[2]	5,285,926	5,263,994	4,197,694
Net Income (Loss)		$ 1,043,601	$ 25,865,673	$ 33,333,746
BASIC EARNINGS PER SHARE		$ 6.14	$ 152.15	$ 196.08

[1]	See Note 2.
[2]	See Note 12.